Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Of Financial Position [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 6,299	$ 5,729
Containers, accumulated depreciation	1,443,167	1,322,221
Fixed assets, accumulated depreciation	12,266	11,525
Intangible assets, accumulated amortization	45,359	43,266
Debt, net of unamortized costs current	8,120	5,738
Debt, net of unamortized costs non current	$ 21,446	$ 22,248
Common shares, par value	$ 0.01	$ 0.01
Common shares, Authorized	140,000,000	140,000,000
Common shares, issued	58,326,555	58,032,164
Common shares, outstanding	56,817,918	57,402,164
Treasury shares, at cost, shares	1,508,637	630,000